Investment Properties (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Investment Properties

	2020	2019
	RMB million	RMB million
Cost
At January 1	883	940
Transfer from property, plant and equipment (Note 16)	25	35
Transfer from right-of-use assets (Note 18(a))	11	13
Transfer to property, plant and equipment (Note 16)	(565)	(101)
Transfer to right-of-use assets (Note 18(a))	(91)	(4)

At December 31	263	883

Accumulated depreciation
At January 1	230	216
Transfer from property, plant and equipment (Note 16)	12	12
Transfer from right-of-use assets (Note 18(a))	3	3
Transfer to property, plant and equipment (Note 16)	(140)	(25)
Transfer to right-of-use assets (Note 18(a))	(20)	(1)
Charge for the year (Note 7)	12	25

At December 31	97	230

Net book amount
At December 31	166	653

Summary of Fair Value Measurement Hierarchy of Investment Properties
The following table illustrates the fair value measurement hierarchy of the Group’s investment properties:

Buildings	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Not measured at fair value but fair value is disclosed:
As at December 31, 2020	—	119	326	445

As at December 31, 2019	—	144	981	1,125